SHORT-TERM BANK LOANS (Details Textual)	9 Months Ended				12 Months Ended										9 Months Ended						12 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 04, 2013 USD ($)	Dec. 04, 2013 CNY	Sep. 30, 2013 USD ($)	Dec. 31, 2012 Agricultural Development Bank of China [Member] USD ($)	Dec. 31, 2012 Agricultural Development Bank of China [Member] CNY	Sep. 30, 2014 Agricultural Development Bank of China [Member] USD ($)	Sep. 30, 2014 Agricultural Development Bank of China [Member] CNY	Sep. 29, 2014 Agricultural Development Bank of China [Member] USD ($)	Sep. 29, 2014 Agricultural Development Bank of China [Member] CNY	Dec. 04, 2013 Agricultural Development Bank of China [Member] USD ($)	Dec. 04, 2013 Agricultural Development Bank of China [Member] CNY	Nov. 28, 2013 Agricultural Development Bank of China [Member] USD ($)	Nov. 28, 2013 Agricultural Development Bank of China [Member] CNY	Sep. 30, 2014 Ganzhou Guoruitai Guarantee Co., Ltd [Member] USD ($)	Sep. 30, 2014 Ganzhou Guoruitai Guarantee Co., Ltd [Member] CNY	Sep. 29, 2014 Ganzhou Guoruitai Guarantee Co., Ltd [Member] USD ($)	Sep. 29, 2014 Ganzhou Guoruitai Guarantee Co., Ltd [Member] CNY	Dec. 03, 2013 Ganzhou Guoruitai Guarantee Co., Ltd [Member] USD ($)	Dec. 03, 2013 Ganzhou Guoruitai Guarantee Co., Ltd [Member] CNY	Sep. 30, 2014 November 20 and December 4, 2013 [Member] Ganzhou Guoruitai Guarantee Co., Ltd [Member] USD ($)	Sep. 30, 2014 November 20 and December 4, 2013 [Member] Ganzhou Guoruitai Guarantee Co., Ltd [Member] CNY
Short-term Debt, Percentage Bearing Fixed Interest Rate					6.00%	6.00%			6.60%	6.60%	6.00%	6.00%	6.00%	6.00%
Short-Term Bank Loans and Notes Payable	$ 4,547,200			$ 5,542,000	$ 5,525,000	34,000,000	$ 4,547,200	28,000,000	$ 5,521,600	34,000,000	$ 2,944,800	18,000,000	$ 2,617,600	16,000,000
Guarantor Obligations, Maximum Exposure, Undiscounted		1,963,200	12,000,000														4,547,200	28,000,000
Guarantor Obligations, Term	two years
Security Deposit																			392,640	2,400,000
Guarantee Fee															$ 90,945	560,000					$ 49,080	300,000
Debt Instrument, Maturity Date					Nov. 19, 2013	Nov. 19, 2013